Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,460,000.00
Previously Paid Amount	0
Total Fee Amount	223.53
Total Offset Amount	0
Net Fee	$ 223.53